Securities (Schedule Of Contractual Maturities) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Securities [Abstract]
Available-for-sale Securities, One year or less, Amortized Cost	$ 60,075
Available-for-sale Securities, One year through five years, Amortized Cost	775,223
Available-for-sale Securities, Five years through ten years, Amortized Cost	169,555
Available-for-sale Securities, Ten years and thereafter, Amortized Cost	363,072
Available-for-sale Securities, Amortized Cost	1,367,925	1,443,529
Available-for-sale Securities, One year or less, Estimated Fair Value	60,120
Available-for-sale Securities, One year through five years, Estimated Fair Value	779,615
Available-for-sale Securities, Five years through ten years, Estimated Fair Value	182,283
Available-for-sale Securities, Ten years and thereafter, Estimated Fair Value	384,826
Available-for-sale Securities, Total	1,406,844	1,486,439
Held-to-maturity Securities, One year or less, Amortized Cost	5,456
Held-to-maturity Securities, One year through five years, Amortized Cost	77,205
Held-to-maturity Securities, Five years through ten years, Amortized Cost	358,423
Held-to-maturity Securities, Ten years and thereafter, Amortized Cost	1,446,863
Held-to-maturity Securities, Amortized Cost	1,887,947	2,370,117
Held-to-maturity Securities, One year or less, Estimated Fair Value	5,500
Held-to-maturity Securities, One year through five years, Estimated Fair Value	78,701
Held-to-maturity Securities, Five years through ten years, Estimated Fair Value	377,900
Held-to-maturity Securities, Ten years and thereafter, Estimated Fair Value	1,507,798
Held-to-maturity Securities, Total	1,969,899	2,434,392
Marketable Securities, One year or less, Amortized Cost	65,531
Marketable Securities, One year through five years, Amortized Cost	852,428
Marketable Securities, Five years through ten years, Amortized Cost	527,978
Marketable Securities, Ten years and thereafter, Amortized Cost	1,809,935
Marketable Securities Amortized Cost	3,255,872	3,813,646
Marketable Securities, One year or less, Estimated Fair Value	65,620
Marketable Securities, One year through five years, Estimated Fair Value	858,316
Marketable Securities, Five years through ten years, Estimated Fair Value	560,183
Marketable Securities, Ten years and thereafter, Estimated Fair Value	1,892,624
Marketable Securities, Estimated fair Value	$ 3,376,743	$ 3,920,831